Organization and Description of the Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1. Organization and Description of the Business

AmpliPhi Biosciences Corporation (the “Company”) was incorporated in the state of Washington in 1989 under the name Targeted Genetics Corporation. In February 2011, Targeted Genetics Corporation changed its name to AmpliPhi Biosciences Corporation. The Company, headquartered in Richmond, Virginia, is dedicated to developing novel antibacterial solutions called bacteriophage (phage). Phages are naturally occurring viruses that preferentially target and kill their bacterial targets.

As a development stage company, we have incurred net losses since our inceptions, have negative operating cash flows, and have an accumulated deficit of $362.0 million and $385.1 million as of December 31, 2014 and December 31, 2013, respectively. The Company completed a private placement equity issuance in March 2015 of approximately $13.0 million and believes that with this capital infusion, there are adequate resources sufficient to fund operations through the second quarter of 2016. This estimate is based on the Company’s product development calendar, projected staffing expenses, working capital requirements, and capital expenditure plans.